Fair Value Measurements (Financial Instruments Measured at Fair Value on Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Currency Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 1.2
Liabilities, Fair Value Disclosure		(7.0)
Fair Value Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (Liabilities), Fair Value Disclosure	(78.6)	(69.8)
Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (Liabilities), Fair Value Disclosure	1.2	(87.2)
Fair Value Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (Liabilities), Fair Value Disclosure	10.6	36.8
Fair Value Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (Liabilities), Fair Value Disclosure	(90.4)	(19.4)
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps and Option Thereon [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	(5.6)	(4.3)
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps and Option Thereon [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps and Option Thereon [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	(5.6)	(4.3)
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps and Option Thereon [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Currency Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	1.2
Liabilities, Fair Value Disclosure		(7.0)
Fair Value Measurements, Recurring [Member] | Currency Forward Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	1.2
Liabilities, Fair Value Disclosure		(7.0)
Fair Value Measurements, Recurring [Member] | Currency Forward Contracts [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0
Liabilities, Fair Value Disclosure		0
Fair Value Measurements, Recurring [Member] | Currency Forward Contracts [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0
Liabilities, Fair Value Disclosure		0
Fair Value Measurements, Recurring [Member] | Other Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		(1.6)
Liabilities, Fair Value Disclosure	0
Fair Value Measurements, Recurring [Member] | Other Derivatives [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Other Derivatives [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Other Derivatives [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		1.6
Liabilities, Fair Value Disclosure	0
Fair Value Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	(90.8)	(106.4)
Fair Value Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	(80.2)
Fair Value Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	(90.8)	(26.2)
Fair Value Measurements, Recurring [Member] | Available for Sale Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	16.2	41.1
Fair Value Measurements, Recurring [Member] | Available for Sale Investments [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Available for Sale Investments [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	16.2	41.1
Fair Value Measurements, Recurring [Member] | Available for Sale Investments [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Suntech Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.4	5.2
Fair Value Measurements, Recurring [Member] | Suntech Warrant [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Suntech Warrant [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Suntech Warrant [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 0.4	$ 5.2